Annual Total Returns [BarChart] - VY Invesco Equity and Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.58%)
2012	12.23%
2013	24.33%
2014	8.43%
2015	(2.55%)
2016	14.69%
2017	10.32%
2018	(9.90%)
2019	19.50%
2020	9.62%